SHAREHOLDERS' EQUITY (Schedule of Common Shares Issued and Outstanding) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common Shares Issued and Outstanding, Beginning balance, Number of shares	175,300,000
Shares issued for cash on exercise of options, Number of shares	57,275	240,125
Common Shares Issued and Outstanding, Ending balance, Number of shares	275,200,000	175,300,000
Balance, beginning of year	$ 4,573.4
Balance at end of year	$ 7,019.6	$ 4,573.4
Common Stock [Member]
Class of Stock [Line Items]
Common Shares Issued and Outstanding, Beginning balance, Number of shares	175,279,216	166,906,833
Shares issued on conversion of subscription receipts, net of issuance costs, Number of shares	84,510,000
Shares issued for cash on exercise of options, Number of shares	57,275	240,125
Shares issued under DRIP, Number of shares	15,377,575	8,132,258
Common Shares Issued and Outstanding, Ending balance, Number of shares	275,224,066	175,279,216
Balance, beginning of year	$ 4,007.9	$ 3,773.4
Shares issued on conversion of subscription receipts, net of issuance costs, Amount	2,305.6
Shares issued for cash on exercise of options, Amount	1.3	6.5
Deferred taxes on share issuance cost, Amount	13.3	(8.3)
Shares issued under DRIP, Amount	325.8	236.3
Balance at end of year	$ 6,653.9	$ 4,007.9